PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended		203 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,545,747	$ 2,514,840	$ 2,545,747
Less accumulated depreciation and amortization	2,401,354	2,369,240	2,401,354
Property and Equipment, Net	144,393	145,600	144,393	155,401
Depreciation expenses	39,891	29,316	2,460,678
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	130,716	130,015	130,716
Depreciation/Amortization Period	7 years
Equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,952,051	1,921,845	1,952,051
Equipment and computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation/Amortization Period	3 years
Equipment and computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation/Amortization Period	7 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 462,980	$ 462,980	$ 462,980
Depreciation/Amortization Period, description
Term of lease